Note 9 - Stockholders' Equity 1	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Equity [Text Block]

  NOTE 9.  Stockholders’ Equity

(a)	Preferred Stock

The Company is authorized to issue 5,000,000 shares of preferred stock, $0.0001 par value per share. The Company’s board of directors may, without further action by the stockholders, fix the rights, preferences, privileges and restrictions of up to an aggregate of 5,000,000 shares of preferred stock in one or more series and authorize their issuance. These rights, preferences and privileges could include dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences, sinking fund terms and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of the Company's common stock. The issuance of preferred stock could adversely affect the voting power of holders of common stock and the likelihood that such holders will receive dividend payments and payments upon liquidation. In addition, the issuance of preferred stock could have the effect of delaying, deterring or preventing a change of control or other corporate action. No shares of preferred stock are currently outstanding, and the Company has no present plan to issue any shares of preferred stock.

(b)	Common Stock

As of March 31, 2026, the Company was authorized to issue 350,000,000 shares of common stock, $0.0001 par value per share. Except as otherwise required by law or as otherwise provided in any certificate of designation for any series of preferred stock, the holders of common stock possess all voting power for the election of the Company’s directors and all other matters requiring stockholder action. Holders of common stock are entitled to one vote per share on matters to be voted on by stockholders. Holders of common stock are entitled to receive such dividends, if any, as may be declared from time to time by the Company’s board of directors in its discretion out of funds legally available therefor. In no event will any stock dividends or stock splits or combinations of stock be declared or made on common stock unless the shares of common stock at the time outstanding are treated equally and identically. As of March 31, 2026, no dividends had been declared by the board of directors.

In March 2025, the Company entered into the March 2025 ATM with Citizens and B. Riley, pursuant to which the Company may offer and sell, from time to time through the Managers, shares of its common stock having an aggregate offering price of up to $50 million. The shares will be sold pursuant to the 2026 Shelf Registration Statement. The Company filed a prospectus supplement, dated March 21, 2025, with the SEC in connection with the offer and sale of the shares under the March 2025 ATM. The Company will pay the Managers a placement fee of up to 3% of the gross sale price from each sale of the shares under the March 2025 ATM. No shares have been issued or sold under the March 2025 ATM since the Company was suspended from trading on The Nasdaq Capital Market in July 2025.

In the event of the Company’s voluntary or involuntary liquidation, dissolution, distribution of assets or winding-up, the holders of the common stock will be entitled to receive an equal amount per share of all the Company’s assets of whatever kind available for distribution to stockholders, after the rights of the holders of the preferred stock have been satisfied. There are no sinking fund provisions applicable to the common stock.

The Company had shares of common stock reserved for issuance as follows:

	March 31, 2026	December 31, 2025

Stock options issued and outstanding	27,767,619	25,407,299
RSUs, issued and outstanding	6,691,605	5,733,306
2019 Equity Incentive Plan common stock available for future issuance	6,043,856	10,831,860
2024 Inducement Award Plan common stock available for future issuance	76,250	43,250
Common stock warrants, issued and outstanding	10,914	10,914
2022 Employee Stock Purchase Plan common stock available for future issuance	1,823,454	1,823,454
Total common stock reserved	42,413,698	43,850,083

(c)	Warrants

The following warrants were outstanding as of March 31, 2026, all of which contain standard anti-dilution protections in the event of subsequent rights offerings, stock splits, stock dividends or other extraordinary dividends, or other similar changes in the Company’s common stock or capital structure, and none of which have any participating rights for any losses:

Securities into which warrants are convertible	Warrants Outstanding	Exercise Price	Expiration Date

Common Stock	10,914	$22.99	December 2026

NOTE 9.  Stockholders’ Equity

(a)     Preferred Stock

The Company is authorized to issue 5,000,000 shares of preferred stock, $0.0001 par value per share. The Company’s board of directors may, without further action by the stockholders, fix the rights, preferences, privileges and restrictions of up to an aggregate of 5,000,000 shares of preferred stock in one or more series and authorize their issuance. These rights, preferences and privileges could include dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences, sinking fund terms and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of our common stock. The issuance of preferred stock could adversely affect the voting power of holders of common stock and the likelihood that such holders will receive dividend payments and payments upon liquidation. In addition, the issuance of preferred stock could have the effect of delaying, deterring or preventing a change of control or other corporate action. No shares of preferred stock are currently outstanding, and the Company has no present plan to issue any shares of preferred stock.

(b)     Common Stock

As of December 31, 2025, the Company was authorized to issue 350,000,000 shares of common stock, $0.0001 par value per share, which includes an increase of 100,000,000 on June 11, 2024, when the Company’s stockholders approved an amendment to the Company’s certificate of incorporation to increase the number of authorized shares of common stock from 250,000,000 to 350,000,000 shares. Except as otherwise required by law or as otherwise provided in any certificate of designation for any series of preferred stock, the holders of common stock possess all voting power for the election of the Company’s directors and all other matters requiring stockholder action. Holders of common stock are entitled to one vote per share on matters to be voted on by stockholders. Holders of common stock are entitled to receive such dividends, if any, as may be declared from time to time by the Company’s board of directors in its discretion out of funds legally available therefor. In no event will any stock dividends or stock splits or combinations of stock be declared or made on common stock unless the shares of common stock at the time outstanding are treated equally and identically. As of December 31, 2025, no dividends had been declared by the board of directors.

In November 2025, the Company entered into a Purchase Agreement with Dynavax (as defined in Note 1), pursuant to which 11,111,111 shares of the Company's common stock were sold to Dynavax at a price of $0.45 per share, resulting in gross proceeds of approximately $5.0 million, of which $0.8 million was determined to represent a premium and was allocated to deferred revenue.

In  June 2024, the Company entered into an underwriting agreement with Oppenheimer & Co. Inc., relating to the issuance and sale by the Company in an underwritten registered direct offering of 50,000,000 shares of the Company’s common stock, at a price of $0.80 per share. The gross proceeds to the Company from such offering were $40.0 million, and after deducting the underwriting discounts and commissions and estimated offering expenses payable by the Company, the net proceeds were $37.5 million.

In  January 2024, the Company entered into the 2024 Securities Purchase Agreement with RA Capital Healthcare Fund, L.P. pursuant to which 15,384,615 shares of the Company's common stock were sold to RA Capital Healthcare Fund, L.P. at an offering price of $0.65 per share pursuant to the Company’s 2023 Shelf Registration. The gross proceeds from the 2024 Securities Purchase Agreement were $10.0 million and, after deducting offering expenses, the net proceeds were $9.9 million.

In the event of the Company’s voluntary or involuntary liquidation, dissolution, distribution of assets or winding-up, the holders of the common stock will be entitled to receive an equal amount per share of all the Company’s assets of whatever kind available for distribution to stockholders, after the rights of the holders of the preferred stock have been satisfied. There are no sinking fund provisions applicable to the common stock.

The Company had shares of common stock reserved for issuance as follows:

	December 31, 2025	December 31, 2024

Options issued and outstanding	25,407,299	20,405,239
RSUs issued and outstanding	5,733,306	3,016,481
2019 Equity Incentive Plan available for future grant	10,831,860	18,046,374
2024 Inducement Award Plan available for future grant	43,250	1,603,750
Common stock warrants	10,914	140,596
2022 Employee Stock Purchase Plan	1,823,454	2,362,902
Total	43,850,083	45,575,342

The approved increase of reserved common stock for 2019 Equity Incentive Plan and 2022 Employee Stock Purchase Plan is detailed in Note 10.

(c)     Warrants

In February 2025 and March 2025, 100,532 and 29,150, respectively, of the warrants outstanding as of December 31, 2024, expired unexercised. The following 10,914 warrants for common stock were outstanding as of December 31, 2025, all of which contain standard anti-dilution protections in the event of subsequent rights offerings, stock splits, stock dividends or other extraordinary dividends, or other similar changes in the Company’s common stock or capital structure, and none of which have any participating rights for any losses:

Securities into which warrants are convertible	Warrants outstanding	Exercise Price	Expiration Date

Common Stock	10,914	$22.99	December 2026
Total	10,914